Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Net income (loss)	$ 57,142	$ (8,138)	$ (370,181)
Non-cash items:
Depreciation and amortization	50,152	47,833	72,365
Unrealized gain on derivative instruments	(8,281)	(8,363)	(1,580)
Equity (income) loss	(5,228)	(854)	1
(Gain) loss on sale of vessels (note 18)	(9,955)	71
Vessel impairment (note 18)			352,546
Other	(1,476)	1,484	1,188
Change in operating assets and liabilities (note 16)	(51,679)	(6,586)	(19,794)
Expenditures for dry docking	(17,072)	(19,245)	(7,003)
Net operating cash flow	13,603	6,202	27,542
FINANCING ACTIVITIES
Proceeds from long-term debt	98,796	59,179	32,226
Repayments of long-term debt	(20,367)	(25,246)	(13,522)
Prepayment of long-term debt	(167,000)	(25,000)	(60,000)
Proceeds from issuance of common stock, net of share issuance costs (note 3)	111,190		65,771
Equity contribution from Teekay Corporation (note 13c)	1,267
Cash dividends paid	(10,165)	(10,030)	(32,231)
Net advances from affiliates (note 1)			16,913
Net financing cash flow	13,721	(1,097)	(13,905)
INVESTING ACTIVITIES
Proceeds from the sale of vessels and equipment (note 18)	154,000	9,114
Expenditures for vessels and equipment	(2,063)	(1,904)	(2,518)
Deposit for vessel purchase (note 18)	(3,700)
Investment in term loans (note 5)	1,179	(9,120)
Net investing cash flow	109,827	(5,800)	(5,862)
Increase (decrease) in cash and cash equivalents	137,151	(695)	7,775
Cash and cash equivalents, beginning of the year	25,646	26,341	18,566
Cash and cash equivalents, end of the year	162,797	25,646	26,341
High-Q Joint Venture [Member]
INVESTING ACTIVITIES
Investment in and advances	1,950	(3,890)	(3,344)
Teekay Tankers Operations Ltd [Member]
INVESTING ACTIVITIES
Investment in and advances	(6,494)
Tanker Investments Ltd [Member]
INVESTING ACTIVITIES
Investment in and advances	(35,045)
Dropdown Predecessor [Member]
OPERATING ACTIVITIES
Net income (loss)			(9,163)
FINANCING ACTIVITIES
Proceeds from long-term debt			2,312
Repayment from long-term debt (note 1)			(10,372)
Prepayment of long-term debts (note 1)			(15,000)
Acquisition of 13 vessels from Teekay Corporation (note 1)			(9,509)
Contribution of capital from Teekay Corporation to Dropdown Predecessor (note 1)			$ 9,507